Commitments - Summary of Commercial Commitments (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Commitments [Line Items]
Commercial commitments	$ 47,415	$ 507,874
Within One Year
Commitments [Line Items]
Commercial commitments	$ 47,415	$ 507,874